FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial assets
Balance, beginning of period	$ 6,946
Balance, end of period	7,664	$ 6,946
Financial liabilities
Balance, beginning of period	53,276
Balance, end of year	56,901	53,276
Level 3
Financial assets
Balance, beginning of period	1,903	2,508
Acquisitions	99	279
Dispositions	(51)	(627)
Fair value losses gains, net and OCI	(69)	(257)
Reclassification of Opportunistic Fund Investments to assets and liabilities held for sale	(5)	0
Other	0	0
Balance, end of period	1,877	1,903
Financial liabilities
Balance, beginning of period	81	208
Acquisitions	0	0
Dispositions	0	(3)
Fair value losses gains, net and OCI	0	(158)
Reclassification of Opportunistic Fund Investments to assets and liabilities held for sale	(81)	0
Other	0	34
Balance, end of year	$ 0	$ 81